Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Currently payable:
Federal	$ (561)	$ 2,116	$ 1,181
State	185	219	167
Foreign	1,895	1,200	1,369
Total current income tax expense	1,519	3,535	2,717
Deferred tax (benefit) provision	3,847	54	(177)
Total tax provision (benefit)	$ 5,366	$ 3,589	$ 2,540